UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22692

American Funds College Target Date Series

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2019

Gregory F. Niland

American Funds College Target Date Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds College Target Date Series®
Semi-annual report for the six months ended April 30, 2019

A balanced approach
to building and
preserving wealth
for higher education

Beginning January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, we intend to no longer mail paper copies of the fund’s shareholder reports, unless specifically requested from American Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the American Funds website (americanfunds.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at americanfunds.com (for accounts held directly with the fund).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you may inform American Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive paper reports will apply to all funds held with American Funds or through your financial intermediary.

American Funds College 2036 Fund,SM American Funds College 2033 Fund,® American Funds College 2030 Fund,® American Funds College 2027 Fund,® American Funds College 2024 Fund,® American Funds College 2021 Fund®: Each fund will seek to achieve the following objectives to varying degrees: growth, income and preservation of capital, depending on the proximity to its target date. The target date is meant to roughly correspond to the year in which the fund beneficiary will start to withdraw funds to meet higher education expenses. Each fund will increasingly emphasize income and preservation of capital by investing a greater portion of its assets in bond, equity-income and balanced funds as it approaches and passes its target date. In this way, each fund seeks to achieve an appropriate balance of total return and stability during different time periods.

American Funds College Enrollment Fund®: The fund’s investment objective is to provide current income, consistent with preservation of capital.

American Funds, by Capital Group, is one of the nation’s largest mutual fund families. For more than 85 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class 529-A shares at net asset value. If a sales charge had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2019 (the most recent calendar quarter-end). Also shown are the gross expense ratios as of the series prospectus dated January 1, 2019 (as supplemented to date).

	Cumulative total returns	Average annual total returns
Class 529-A shares	1 year	5 years	Lifetime*	Gross expense ratio

Reflecting 4.25% maximum initial sales charge:
American Funds College 2036 Fund	–2.89%	—	–1.15%	0.93	%†
American Funds College 2033 Fund	–1.91	—	4.93	0.82
American Funds College 2030 Fund	–0.86	4.58%	7.30	0.79
American Funds College 2027 Fund	–0.21	3.89	6.25	0.75
American Funds College 2024 Fund	0.36	3.10	5.07	0.71
American Funds College 2021 Fund	–0.36	1.84	3.50	0.72

Reflecting 2.50% maximum initial sales charge:
American Funds College Enrollment Fund	0.39%	0.79%	0.52%	0.76%

*	Since September 14, 2012, for all funds except College 2036 Fund, which commenced operations on February 9, 2018, and College 2033 Fund, which commenced operations on March 27, 2015.
†	The net expense ratio for College 2036 Fund was 0.91% as of the series prospectus dated January 1, 2019 (as supplemented to date).

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The college target date funds invest in Class R-6 shares of the underlying funds. The investment advisor is currently reimbursing a portion of other expenses for College 2036 Fund. This reimbursement will be in effect through at least until January 1, 2020. The investment adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The investment adviser has in the past reimbursed certain expenses for other funds, without which results would have been lower.

The funds’ allocation strategy does not guarantee that investors’ education savings goals will be met. Investors and their advisors should periodically evaluate their investment to determine whether it continues to meet their needs. Investment allocations may not achieve fund objectives. There are expenses associated with the underlying funds in addition to fund of funds expenses. The funds’ risks are directly related to the risks of the underlying funds. Refer to the series prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the series.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors

4	Investment approach for American Funds College Target Date Series

5	Investment portfolios

12	Financial statements

18	Notes to financial statements

32	Financial highlights

Fellow investors:

It is our pleasure to present this report for American Funds College Target Date Series for the six months ended April 30, 2019. Over the period, global equity markets rose, although investor concerns about the pace of global economic growth and international trade tensions sparked volatility in late 2018. Signals from major central banks that they would refrain from further monetary tightening also fueled a rally in the new year. Funds in the series rose in value over the period.

The glide path

The series was created by the American Funds Portfolio Oversight Committee (the Committee), a group of seasoned investment professionals with varied backgrounds, diverse investment approaches and decades of experience. In creating the series, the Committee carefully selects a mix of individual American Funds, employing an objective-based process and rigorous analysis. The Committee regularly monitors each fund in the series.

The Portfolio Oversight Committee created the glide path that details the investment mix of American Funds College Target Date Series. This glide path was designed to grow savings while weathering market volatility. We remind investors that the series glide path focuses on providing growth in the early years, while placing greater emphasis on preservation of capital as beneficiaries approach the start of college.

The economy

The global economy showed signs of volatility over the first half of the series’ fiscal year. This followed a downturn that began immediately before this reporting period, which was mentioned in our previous report. We believe that downturn was driven primarily by worries about the U.S. Federal Reserve’s (the Fed’s) shrinking balance sheet. The concern was that the Fed seemed disinclined to acknowledge the downside risk created by its tightening monetary policy.

We consider the six-month reporting period to be composed of two distinct phases: the first consisting of the end of 2018, and the second consisting of the first four months of this year. The first half of the reporting period saw the emergence of weaker data in the U.S., with consumer spending dropping by 0.6% in December and real gross domestic product for 2018 reported at an annual rate of just 2.2%. In conjunction with this, signs of soft data in Europe and a loss of business confidence in China due to the trade dispute with the U.S. seemed even more worrying, and stocks declined sharply at year-end.

Market sentiment dramatically improved in January. This recovery was confirmed when the Fed signaled it would hold off on further interest rate increases. So far this year we’ve seen a strong recovery, which has continued steadily across risky asset markets — mostly equity markets, but also credit, high-yield and emerging markets. A more dovish monetary policy stance in Europe and stimulus in China also helped to boost global markets as central bankers around the world acknowledged the impact of slowing global economic growth. This recovery was most pronounced in January.

The stock market

Global stocks declined sharply in the fourth quarter of 2018 amid tightening U.S. monetary policy and deteriorating trade relations between the U.S. and China. The sustained selloff in higher risk

American Funds College Target Date Series	1

asset markets was especially pronounced in December, leaving most equity markets with double-digit losses in dollar terms for the fourth quarter and full calendar year. Signs of slowing global economic growth pressured stocks as companies strained under the weight of rising tariffs and threats of further retaliation, culminating in the worst quarterly returns since 2011. However, in the second phase of the reporting period, starting in January 2019, global stocks rallied with the shifts in monetary policy and signs of progress in U.S.-China trade negotiations.

Technology stocks led markets higher amid the strongest first-quarter rally in more than two decades. Economically sensitive sectors, including energy and industrials, advanced as investors reset expectations for interest rates and the global trade environment.

European stocks followed the U.S. stock market, with a steep decline at year-end followed by a rally starting in January. Complicating matters has been the continued uncertainty around Brexit, the U.K.’s impending departure from the European Union. Still, U.K. stocks finished the first quarter with a 9% gain, lagging the overall market, and the British pound rose 2% against the dollar.

The bond market

U.S. Treasury bonds rallied as investors gravitated to safe-haven assets. This is common when riskier assets sell off. Investment-grade bonds (rated BBB/Baa and above) advanced as top officials at the Fed and the European Central Bank signaled that interest rates likely will remain low for the balance of the year, given disappointing economic data and low inflation in several key regions. The yield on Germany’s benchmark 10-year bond moved into negative territory.

Results for the series

Over their lifetimes, most of the funds outpaced their respective Morningstar category averages. During the six-month period, absolute returns ranged from 3.19% (American Funds College Enrollment Fund) to 8.93% (American Funds College 2036 Fund). Since the college target date funds are composed of a combination of individual American Funds, their results reflect those of the underlying funds. During the six-month period, the equity-income and growth-and-income funds that are featured more prominently in the vintages further from the enrollment date generally lagged their benchmarks. In contrast, the growth equity funds outpaced their benchmarks, as did most of the fixed income funds.

Moving forward

Overall, we believe there is reason for guarded optimism about the global economy despite the potential for volatility and uncertainty. U.S. economic data has been less robust over the past six months, and at this stage we expect growth to be tamer than in the recent past. We feel three recent factors temporarily propelled growth in 2018, and their effect may make the upcoming period seem slower. These were: first, a temporary fiscal stimulus proved very positive for growth in 2018; second, the dollar rallied in 2018, providing a modest tailwind due to the impact on exports; and last, interest rates increased in 2018 due to Fed tightening. While these factors provided pockets for growth in 2018, we expect a moderate but steady growth in the upcoming period.

As always, we appreciate the trust you’ve placed in the American Funds, and look forward to reporting to you again in six months.

Cordially,

Wesley Phoa
President

June 12, 2019

For current information about the series, visit americanfunds.com.

2	American Funds College Target Date Series

Results at a glance

For periods ended April 30, 2019, with all distributions reinvested for Class 529-A shares

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	Lifetime[1]

American Funds College 2036 Fund[2]	8.93%	3.70%	—	4.71%
American Funds College 2033 Fund[2]	8.28	4.41	—	6.51
American Funds College 2030 Fund	7.46	5.17	5.70%	8.19
American Funds College 2027 Fund	6.44	5.50	4.88	7.06
American Funds College 2024 Fund	5.24	5.78	3.99	5.81
American Funds College 2021 Fund	4.19	4.86	2.61	4.19
Standard & Poor’s 500 Composite Index[3,4]	9.76	13.49	11.63	13.44
Bloomberg Barclays U.S. Aggregate Index[4,5]	5.49	5.29	2.57	2.19

American Funds College Enrollment	3.19	3.72	1.26	0.94
Bloomberg Barclays U.S. Aggregate 1–5 Years Index[4,6]	3.28	4.05	1.62	1.41
[1]	Since September 14, 2012, for all funds except College 2036 Fund, which commenced operations on February 9, 2018, and College 2033 Fund, which commenced operations on March 27, 2015.
[2]	Five-year returns are unavailable for College 2036 Fund since it commenced operations on February 9, 2018, and for College 2033 Fund since it commenced operations on March 27, 2015.
[3]	Source: S&P Dow Jones Indices LLC. The Standard & Poor’s 500 Composite Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks.
[4]	The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.
[5]	Source: Bloomberg Index Services Ltd. Bloomberg Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market.
[6]	Source: Bloomberg Index Services Ltd. Bloomberg Barclays U.S. Aggregate 1–5 Years Index represents securities in the one- to five-year maturity range of the U.S. investment-grade fixed-rate bond market.

American Funds College Target Date Series	3

Investment approach for

American Funds College Target Date Series

About the series

Launched in September 2012, American Funds College Target Date Series was designed to provide a low-maintenance investment option for parents who want to use a 529 savings plan to save for college.

An investor simply needs to select the College Target Date Series fund that most closely corresponds to the projected enrollment year of the student. American Funds takes care of the fund selection and the asset allocation and adjusts these over time as the enrollment date approaches. The only thing investors should need to worry about is making contributions.

For dates far from enrollment, the respective funds of funds have an emphasis on long-term growth of capital. For dates close to enrollment, the funds of funds have an emphasis on near-term preservation of capital.

The funds in the series have a conservative tilt, with a preference toward funds holding equities that pay dividends. The automatic rebalancing is disciplined and frequent to ensure that the funds are consistent with their stated investment objective.

The investment professionals of the Portfolio Oversight Committee don’t attempt to be tactical asset allocators — that is, buy or sell based on market changes. They work out the rebalancing schedule, or “glide path,” that would make sense through the cycle, and they stick to it.

American Funds College Target Date Series glide path

Enrollment year

The allocations shown are as of January 1, 2019, and are subject to the Portfolio Oversight Committee’s discretion. The investment adviser anticipates that the funds will invest their assets within a range that deviates no more than 10% above or below these allocations. Underlying funds may be added or removed during the year. Changes in the equity allocation within the underlying equity-income and balanced funds may affect the overall equity exposure in the target date funds. For quarterly updates of fund allocations, visit americanfunds.com.

4	American Funds College Target Date Series

American Funds College 2036 Fund	unaudited

Investment portfolio April 30, 2019

		Value
Growth funds 18%	Shares	(000)
The Growth Fund of America, Class R-6	426,488	$21,564
EuroPacific Growth Fund, Class R-6	302,938	15,892
		37,456

Growth-and-income funds 62%
Capital World Growth and Income Fund, Class R-6	762,683	37,455
Fundamental Investors, Class R-6	617,871	37,455
The Investment Company of America, Class R-6	832,344	32,345
International Growth and Income Fund, Class R-6	799,333	26,674
		133,929

Equity-income and Balanced funds 5%
American Funds Global Balanced Fund, Class R-6	347,283	11,342

Fixed income funds 15%
U.S. Government Securities Fund, Class R-6	1,616,063	22,124
Capital World Bond Fund, Class R-6	548,963	10,782
		32,906

Total investment securities 100% (cost: $211,300,000)		215,633
Other assets less liabilities 0%		(39)

Net assets 100%		$215,594

See notes to financial statements

American Funds College Target Date Series	5

American Funds College 2033 Fund	unaudited

Investment portfolio April 30, 2019

		Value
Growth funds 13%	Shares	(000)
The Growth Fund of America, Class R-6	1,951,721	$98,679
EuroPacific Growth Fund, Class R-6	608,376	31,915
		130,594

Growth-and-income funds 50%
The Investment Company of America, Class R-6	3,811,434	148,112
Capital World Growth and Income Fund, Class R-6	2,551,452	125,302
Fundamental Investors, Class R-6	1,739,298	105,436
International Growth and Income Fund, Class R-6	2,907,503	97,024
Washington Mutual Investors Fund, Class R-6	850,927	39,747
		515,621

Equity-income and Balanced funds 10%
American Funds Global Balanced Fund, Class R-6	3,064,295	100,080

Fixed income funds 27%
U.S. Government Securities Fund, Class R-6	11,229,022	153,725
The Bond Fund of America, Class R-6	6,229,006	80,105
Capital World Bond Fund, Class R-6	2,565,663	50,390
		284,220

Total investment securities 100% (cost: $987,997,000)		1,030,515
Other assets less liabilities 0%		(343)

Net assets 100%		$1,030,172

See notes to financial statements

6	American Funds College Target Date Series

American Funds College 2030 Fund	unaudited

Investment portfolio April 30, 2019

		Value
Growth funds 6%	Shares	(000)
The Growth Fund of America, Class R-6	2,212,670	$111,873

Growth-and-income funds 43%
Washington Mutual Investors Fund, Class R-6	4,194,843	195,941
The Investment Company of America, Class R-6	4,325,298	168,081
International Growth and Income Fund, Class R-6	5,006,324	167,061
Capital World Growth and Income Fund, Class R-6	2,311,737	113,529
American Mutual Fund, Class R-6	2,172,445	90,287
		734,899

Equity-income and Balanced funds 12%
American Funds Global Balanced Fund, Class R-6	6,180,346	201,850

Fixed income funds 39%
The Bond Fund of America, Class R-6	25,877,666	332,787
U.S. Government Securities Fund, Class R-6	15,749,649	215,613
American Funds Mortgage Fund, Class R-6	7,313,181	73,205
Capital World Bond Fund, Class R-6	2,923,684	57,421
		679,026

Total investment securities 100% (cost: $1,662,834,000)		1,727,648
Other assets less liabilities 0%		(671)

Net assets 100%		$1,726,977

See notes to financial statements

American Funds College Target Date Series	7

American Funds College 2027 Fund	unaudited

Investment portfolio April 30, 2019

		Value
Growth-and-income funds 32%	Shares	(000)
American Mutual Fund, Class R-6	5,815,238	$241,682
Washington Mutual Investors Fund, Class R-6	3,202,718	149,599
International Growth and Income Fund, Class R-6	2,965,095	98,945
		490,226

Equity-income and Balanced funds 17%
American Funds Global Balanced Fund, Class R-6	4,580,646	149,604
The Income Fund of America, Class R-6	4,469,226	100,602
		250,206

Fixed income funds 51%
The Bond Fund of America, Class R-6	28,153,061	362,048
American Funds Mortgage Fund, Class R-6	21,147,236	211,684
U.S. Government Securities Fund, Class R-6	7,418,998	101,566
Intermediate Bond Fund of America, Class R-6	7,435,480	99,561
		774,859

Total investment securities 100% (cost: $1,470,465,000)		1,515,291
Other assets less liabilities 0%		(590)

Net assets 100%		$1,514,701

See notes to financial statements

8	American Funds College Target Date Series

American Funds College 2024 Fund	unaudited

Investment portfolio April 30, 2019

		Value
Growth-and-income funds 16%	Shares	(000)
American Mutual Fund, Class R-6	7,230,876	$300,515

Equity-income and Balanced funds 16%
The Income Fund of America, Class R-6	13,175,707	296,585

Fixed income funds 68%
Intermediate Bond Fund of America, Class R-6	33,724,624	451,573
The Bond Fund of America, Class R-6	31,688,745	407,517
American Funds Mortgage Fund, Class R-6	39,792,709	398,325
		1,257,415

Total investment securities 100% (cost: $1,818,766,000)		1,854,515
Other assets less liabilities 0%		(773)

Net assets 100%		$1,853,742

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of the underlying fund’s outstanding voting shares. Further details on this holding and related transactions during the six months ended April 30, 2019, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliate at 4/30/2019 (000)
Fixed income funds 21%
American Funds Mortgage Fund, Class R-6	35,267,193	4,525,516	—	39,792,709	$—	$11,118	$4,794	$398,325

See notes to financial statements

American Funds College Target Date Series	9

American Funds College 2021 Fund	unaudited

Investment portfolio April 30, 2019

		Value
Growth-and-income funds 6%	Shares	(000)
American Mutual Fund, Class R-6	2,547,609	$105,879

Equity-income and Balanced funds 5%
The Income Fund of America, Class R-6	4,691,567	105,607

Fixed income funds 89%
Intermediate Bond Fund of America, Class R-6	48,251,434	646,087
American Funds Mortgage Fund, Class R-6	50,022,111	500,721
Short-Term Bond Fund of America, Class R-6	31,012,576	307,645
The Bond Fund of America, Class R-6	16,142,652	207,594
		1,662,047

Total investment securities 100% (cost: $1,879,550,000)		1,873,533
Other assets less liabilities 0%		(845)

Net assets 100%		$1,872,688

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of the underlying fund’s outstanding voting shares. Further details on this holding and related transactions during the six months ended April 30, 2019, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliate at 4/30/2019 (000)
Fixed income funds 27%
American Funds Mortgage Fund, Class R-6	44,831,036	5,191,075	—	50,022,111	$—	$13,560	$5,915	$500,721

See notes to financial statements

10	American Funds College Target Date Series

American Funds College Enrollment Fund	unaudited

Investment portfolio April 30, 2019

		Value
Fixed income funds 100%	Shares	(000)
Intermediate Bond Fund of America, Class R-6	31,357,796	$419,881
Short-Term Bond Fund of America, Class R-6	42,326,703	419,881
American Funds Mortgage Fund, Class R-6	35,953,837	359,898
		1,199,660

Total investment securities 100% (cost: $1,216,889,000)		1,199,660
Other assets less liabilities 0%		(625)

Net assets 100%		$1,199,035

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each underlying fund’s outstanding voting shares. Further details on these holdings and related transactions during the six months ended April 30, 2019, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 4/30/2019 (000)
Fixed income funds 65%
Short-Term Bond Fund of America, Class R-6	44,674,668	1,248,739	3,596,704	42,326,703	$(429)	$6,366	$4,480	$419,881
American Funds Mortgage Fund, Class R-6	38,531,015	1,036,073	3,613,251	35,953,837	(649)	11,707	4,636	359,898
Total 65%					$(1,078)	$18,073	$9,116	$779,779

See notes to financial statements

American Funds College Target Date Series	11

Financial statements

Statements of assets and liabilities

at April 30, 2019

		College 2036 Fund	College 2033 Fund

Assets:
Investment securities, at value:
Unaffiliated issuers		$215,633	$1,030,515
Affiliated issuers		—	—
Receivables for:
Sales of fund’s shares		997	880
Dividends		46	513
Total assets		216,676	1,031,908

Liabilities:
Payables for:
Purchases of investments		1,044	1,179
Repurchases of fund’s shares		—	214
Services provided by related parties		27	286
Trustees’ deferred compensation		—	2
Other		11	55
Total liabilities		1,082	1,736
Net assets at April 30, 2019		$215,594	$1,030,172

Net assets consist of:
Capital paid in on shares of beneficial interest		$205,952	$955,452
Total (accumulated loss) distributable earnings		9,642	74,720
Net assets at April 30, 2019		$215,594	$1,030,172

Investment securities, at cost:
Unaffiliated issuers		$211,300	$987,997
Affiliated issuers		—	—

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class 529-A:	Net assets	$178,720	$837,431
	Shares outstanding	17,095	71,286
	Net asset value per share	$10.45	$11.75
Class 529-C:	Net assets	$12,017	$85,888
	Shares outstanding	1,155	7,378
	Net asset value per share	$10.41	$11.64
Class 529-E:	Net assets	$4,797	$27,366
	Shares outstanding	459	2,338
	Net asset value per share	$10.45	$11.70
Class 529-T:	Net assets	$11	$12
	Shares outstanding	1	1
	Net asset value per share	$10.49	$11.76
Class 529-F-1:	Net assets	$20,049	$79,475
	Shares outstanding	1,913	6,742
	Net asset value per share	$10.48	$11.79

See notes to financial statements

12	American Funds College Target Date Series

unaudited

(dollars and shares in thousands, except per-share amounts)

College 2030 Fund	College 2027 Fund	College 2024 Fund	College 2021 Fund	College Enrollment Fund

$1,727,648	$1,515,291	$1,456,190	$1,372,812	$419,881
—	—	398,325	500,721	779,779

1,248	1,022	1,646	1,786	2,112
1,436	1,797	2,851	3,655	2,589
1,730,332	1,518,110	1,859,012	1,878,974	1,204,361

2,201	2,630	3,949	4,893	3,829
482	181	546	544	878
575	513	671	743	541
5	4	5	6	6
92	81	99	100	72
3,355	3,409	5,270	6,286	5,326
$1,726,977	$1,514,701	$1,853,742	$1,872,688	$1,199,035

$1,623,282	$1,446,794	$1,785,226	$1,856,263	$1,213,448
103,695	67,907	68,516	16,425	(14,413)
$1,726,977	$1,514,701	$1,853,742	$1,872,688	$1,199,035

$1,662,834	$1,470,465	$1,418,155	$1,372,956	$426,726
—	—	400,611	506,594	790,163

$1,343,320	$1,145,146	$1,359,120	$1,293,424	$797,769
99,939	90,829	113,545	115,805	80,797
$13.44	$12.61	$11.97	$11.17	$9.87
$205,091	$192,207	$272,848	$340,205	$229,767
15,476	15,440	23,080	30,809	23,346
$13.25	$12.45	$11.82	$11.04	$9.84
$48,379	$40,877	$62,590	$70,325	$44,936
3,621	3,264	5,251	6,325	4,564
$13.36	$12.52	$11.92	$11.12	$9.85
$12	$11	$11	$10	$10
1	1	1	1	1
$13.45	$12.62	$11.97	$11.17	$9.87
$130,175	$136,460	$159,173	$168,724	$126,553
9,649	10,778	13,252	15,064	12,782
$13.49	$12.66	$12.01	$11.20	$9.90

American Funds College Target Date Series	13

Statements of operations

for the six months ended April 30, 2019

	College 2036 Fund		College 2033 Fund

Investment income:
Income:
Dividends:
Unaffiliated issuers	$1,653		$10,695
Affiliated issuers	—		—
	1,653		10,695

Fees and expenses*:
Distribution services	232		1,376
Transfer agent services	75		521
529 plan services	48		297
Reports to shareholders	4		25
Registration statement and prospectus	34		91
Trustees’ compensation	—	†	1
Auditing and legal	8		8
Custodian	3		3
Other	6		4
Total fees and expenses before reimbursements	410		2,326
Less reimbursements of fees and expenses:
Miscellaneous fee reimbursements	12		—
Total fees and expenses after reimbursements	398		2,326
Net investment income	1,255		8,369

Net realized gain (loss) and unrealized appreciation:
Net realized gain (loss) on sale of investments:
Unaffiliated issuers	—		—
Affiliated issuers	—		—
Capital gain distributions received	4,822		28,823
	4,822		28,823
Net unrealized appreciation on investments:
Unaffiliated issuers	9,811		39,090
Affiliated issuers	—		—
	9,811		39,090
Net realized gain (loss) and unrealized appreciation	14,633		67,913

Net increase in net assets resulting from operations	$15,888		$76,282

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†	Amount less than one thousand.

See notes to financial statements

14	American Funds College Target Date Series

unaudited

(dollars in thousands)

College 2030 Fund	College 2027 Fund	College 2024 Fund	College 2021 Fund	College Enrollment Fund

$19,052	$18,024	$18,676	$16,293	$4,603
—	—	4,794	5,915	9,116
19,052	18,024	23,470	22,208	13,719

2,558	2,278	2,910	3,198	2,071
913	807	990	1,014	710
516	456	561	576	392
44	39	48	49	35
96	79	82	70	35
3	2	3	3	2
9	9	9	9	13
3	3	3	3	3
6	5	6	6	4
4,148	3,678	4,612	4,928	3,265
—	—	—	—	—
4,148	3,678	4,612	4,928	3,265
14,904	14,346	18,858	17,280	10,454

—	2	9	2,153	(817)
—	—	—	—	(1,078)
31,362	14,864	21,606	9,289	—
31,362	14,866	21,615	11,442	(1,895)

70,311	58,278	35,778	29,118	11,272
—	—	11,118	13,560	18,073
70,311	58,278	46,896	42,678	29,345
101,673	73,144	68,511	54,120	27,450
$116,577	$87,490	$87,369	$71,400	$37,904

American Funds College Target Date Series	15

Statements of changes in net assets

	College 2036 Fund		College 2033 Fund

	Six months ended April 30 2019*	Period ended October 31 2018†	Six months ended April 30 2019*	Year ended October 31 2018
Operations:
Net investment income	$1,255	$360	$8,369	$10,259
Net realized gain (loss)	4,822	222	28,823	21,849
Net unrealized appreciation (depreciation)	9,811	(5,478)	39,090	(48,416)
Net increase (decrease) in net assets resulting from operations	15,888	(4,896)	76,282	(16,308)

Distributions paid to shareholders	(1,349)	—	(34,346)	(12,411)

Net capital share transactions	112,554	93,397	177,960	306,851

Total increase (decrease) in net assets	127,093	88,501	219,896	278,132

Net assets:
Beginning of period	88,501	—	810,276	532,144
End of period	$215,594	$88,501	$1,030,172	$810,276

*	Unaudited.
†	For the period February 9, 2018, commencement of operations, through October 31, 2018.

See notes to financial statements

16	American Funds College Target Date Series

(dollars in thousands)

College 2030 Fund		College 2027 Fund		College 2024 Fund		College 2021 Fund		College Enrollment Fund

Six months ended April 30 2019*	Year ended October 31 2018	Six months ended April 30 2019*	Year ended October 31 2018	Six months ended April 30 2019*	Year ended October 31 2018	Six months ended April 30 2019*	Year ended October 31 2018	Six months ended April 30 2019*	Year ended October 31 2018

$14,904	$21,478	$14,346	$21,732	$18,858	$27,154	$17,280	$25,468	$10,454	$12,673
31,362	64,615	14,866	35,692	21,615	25,144	11,442	11,966	(1,895)	(2,204)
70,311	(95,498)	58,278	(63,519)	46,896	(55,316)	42,678	(59,619)	29,345	(41,752)
116,577	(9,405)	87,490	(6,095)	87,369	(3,018)	71,400	(22,185)	37,904	(31,283)
(88,394)	(44,972)	(59,382)	(40,303)	(54,751)	(33,694)	(39,681)	(30,323)	(15,488)	(4,128)
237,053	306,291	193,685	292,816	220,608	331,317	174,396	270,315	(70,018)	912,732
265,236	251,914	221,793	246,418	253,226	294,605	206,115	217,807	(47,602)	877,321

1,461,741	1,209,827	1,292,908	1,046,490	1,600,516	1,305,911	1,666,573	1,448,766	1,246,637	369,316
$1,726,977	$1,461,741	$1,514,701	$1,292,908	$1,853,742	$1,600,516	$1,872,688	$1,666,573	$1,199,035	$1,246,637

American Funds College Target Date Series	17

Notes to financial statements	unaudited

1. Organization

American Funds College Target Date Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The series consists of seven funds (the “funds”) — American Funds College 2036 Fund (“College 2036 Fund”), American Funds College 2033 Fund (“College 2033 Fund”), American Funds College 2030 Fund (“College 2030 Fund”), American Funds College 2027 Fund (“College 2027 Fund”), American Funds College 2024 Fund (“College 2024 Fund”), American Funds College 2021 Fund (“College 2021 Fund”) and American Funds College Enrollment Fund (“College Enrollment Fund”). The assets of each fund are segregated, with each fund accounted for separately.

Each fund in the series is designed for investors who plan to attend college in, or close to, the year designated in the fund’s name. Depending on its proximity to its target date, each fund will seek to achieve the following objectives to varying degrees: growth, income and preservation of capital. As each fund approaches its target date, it will increasingly emphasize income and preservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds. When each fund reaches its target date, it will primarily invest in fixed income funds and may merge into the College Enrollment Fund, which principally invests in fixed income funds. Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company (“CRMC”), the series’ investment adviser, is also the investment adviser of the underlying funds.

Each fund in the series has five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1). The funds’ share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class 529-A	Up to 2.50% for College Enrollment Fund; up to 4.25% for all other funds	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years
Class 529-E	None	None	None
Class 529-T*	Up to 2.50%	None	None
Class 529-F-1	None	None	None
*	Class 529-T shares are not available for purchase.

Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution and transfer agent services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

2. Significant accounting policies

Each fund in the series is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date.

Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

18	American Funds College Target Date Series

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class of each fund.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.

3. Valuation

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At April 30, 2019, all of the investment securities held by each fund were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Allocation risk — Investments in each fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of each fund’s assets could cause the funds to lose value or their results to lag relevant benchmarks or other funds with similar objectives.

Fund structure — Each fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in each fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as each fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by each fund.

Underlying fund risks — Because each fund’s investments consist of underlying funds, each fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

American Funds College Target Date Series	19

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation against the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. As the fund nears its target date, a decreasing proportion of the fund’s assets will be invested in underlying funds that invest primarily in stocks. Accordingly, these risks are expected to be more significant the further the fund is removed from its target date and are expected to lessen as the fund approaches its target date.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks. These risks will be more significant as the fund approaches its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in bonds.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

20	American Funds College Target Date Series

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the underlying fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in future delivery contracts — An underlying fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve an underlying fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the underlying fund’s market exposure, and the market price of the securities that the underlying fund contracts to repurchase could drop below their purchase price. While an underlying fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the underlying fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the underlying fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the underlying fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the underlying fund to buy or sell at an opportune time or price and difficult to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the underlying fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

Management — The investment adviser to each fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

American Funds College Target Date Series	21

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2019, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Distributions — Distributions paid to shareholders are based on each fund’s net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; net capital losses; capital losses related to sales of certain securities within 30 days of purchase and deferred expenses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Dividends from net investment income and distributions from short-term net realized gains shown in the funds’ statements of changes in net assets are considered ordinary income distributions for tax purposes. Distributions from long-term net realized gains in the funds’ statements of changes in net assets are considered long-term capital gain distributions for tax purposes.

Additional tax basis disclosures for each fund are as follows (dollars in thousands):

	College	College	College	College	College	College	College
	2036 Fund	2033 Fund	2030 Fund	2027 Fund	2024 Fund	2021 Fund	Enrollment Fund
As of October 31, 2018
Undistributed ordinary income	$360	$7,510	$16,440	$17,695	$22,246	$22,518	$12,140
Undistributed long-term capital gains	222	21,848	64,573	35,595	24,802	11,083	—
Capital loss carryforward*	—	—	—	—	—	—	(2,210)
As of April 30, 2019
Gross unrealized appreciation on investments	4,333	42,518	67,931	47,745	38,035	5,720	39
Gross unrealized depreciation on investments	—	—	(3,117)	(2,955)	(2,286)	(11,946)	(17,521)
Net unrealized appreciation (depreciation) on investments	4,333	42,518	64,814	44,790	35,749	(6,226)	(17,482)

Cost of investments	211,300	987,997	1,662,834	1,470,501	1,818,766	1,879,759	1,217,142

*	Capital loss carryforwards will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

College 2036 Fund

	Six months ended April 30, 2019						Period ended October 31, 2018
					Total				Total
	Ordinary		Long-term		distributions		Ordinary	Long-term	distributions
Share class	income		capital gains		paid		income	capital gains	paid
Class 529-A	$937		$183		$1,120		$—	$—	$—
Class 529-C	44		13		57		—	—	—
Class 529-E	23		5		28		—	—	—
Class 529-T	—	*	—	*	—	*	—	—	—
Class 529-F-1	123		21		144		—	—	—

Total	$1,127		$222		$1,349		$—	$—	$—

22	American Funds College Target Date Series

College 2033 Fund

	Six months ended April 30, 2019						Year ended October 31, 2018
					Total						Total
	Ordinary		Long-term		distributions		Ordinary		Long-term		distributions
Share class	income		capital gains		paid		income		capital gains		paid
Class 529-A	$10,448		$17,654		$28,102		$5,456		$4,916		$10,372
Class 529-C	597		1,951		2,548		271		634		905
Class 529-E	301		579		880		139		156		295
Class 529-T	—	*	—	*	—	*	—	*	—	*	—	*
Class 529-F-1	1,147		1,669		2,816		459		380		839
Total	$12,493		$21,853		$34,346		$6,325		$6,086		$12,411

College 2030 Fund

	Six months ended April 30, 2019						Year ended October 31, 2018
					Total						Total
	Ordinary		Long-term		distributions		Ordinary		Long-term		distributions
Share class	income		capital gains		paid		income		capital gains		paid

Class 529-A	$19,404		$49,987		$69,391		$12,693		$22,934		$35,627
Class 529-C	1,726		8,146		9,872		1,014		4,183		5,197
Class 529-E	620		1,820		2,440		385		822		1,207
Class 529-T	—	*	—	*	—	*	—	*	—	*	—	*
Class 529-F-1	2,067		4,624		6,691		1,144		1,797		2,941
Total	$23,817		$64,577		$88,394		$15,236		$29,736		$44,972

College 2027 Fund

	Six months ended April 30, 2019						Year ended October 31, 2018
					Total						Total
	Ordinary		Long-term		distributions		Ordinary		Long-term		distributions
Share class	income		capital gains		paid		income		capital gains		paid
Class 529-A	$18,662		$26,684		$45,346		$12,167		$18,795		$30,962
Class 529-C	2,041		4,831		6,872		1,243		3,842		5,085
Class 529-E	609		969		1,578		367		668		1,035
Class 529-T	—	*	—	*	—	*	—	*	—	*	—	*
Class 529-F-1	2,470		3,116		5,586		1,363		1,858		3,221
Total	$23,782		$35,600		$59,382		$15,140		$25,163		$40,303

College 2024 Fund

	Six months ended April 30, 2019						Year ended October 31, 2018
					Total						Total
	Ordinary		Long-term		distributions		Ordinary		Long-term		distributions
Share class	income		capital gains		paid		income		capital gains		paid
Class 529-A	$22,909		$18,062		$40,971		$15,602		$10,266		$25,868
Class 529-C	3,088		3,825		6,913		1,721		2,288		4,009
Class 529-E	952		836		1,788		626		473		1,099
Class 529-T	—	*	—	*	—	*	—	*	—	*	—	*
Class 529-F-1	2,987		2,092		5,079		1,717		1,001		2,718
Total	$29,936		$24,815		$54,751		$19,666		$14,028		$33,694

See end of tables for footnote.

American Funds College Target Date Series	23

College 2021 Fund

	Six months ended April 30, 2019						Year ended October 31, 2018
					Total						Total
	Ordinary		Long-term		distributions		Ordinary		Long-term		distributions
Share class	income		capital gains		paid		income		capital gains		paid
Class 529-A	$20,928		$7,584		$28,512		$14,037		$8,474		$22,511
Class 529-C	3,512		2,102		5,614		1,565		2,408		3,973
Class 529-E	1,032		419		1,451		644		450		1,094
Class 529-T	—	*	—	*	—	*	—	*	—	*	—	*
Class 529-F-1	3,113		991		4,104		1,799		946		2,745
Total	$28,585		$11,096		$39,681		$18,045		$12,278		$30,323

College Enrollment Fund

	Six months ended April 30, 2019						Year ended October 31, 2018
					Total						Total
	Ordinary		Long-term		distributions		Ordinary		Long-term		distributions
Share class	income		capital gains		paid		income		capital gains		paid

Class 529-A	$11,086		$—		$11,086		$2,790		$365		$3,155
Class 529-C	1,819		—		1,819		—	*	115		115
Class 529-E	567		—		567		160		26		186
Class 529-T	—	*	—		—	*	—	*	—	*	—	*
Class 529-F-1	2,016		—		2,016		605		67		672
Total	$15,488		$—		$15,488		$3,555		$573		$4,128

*	Amount less than one thousand.

24	American Funds College Target Date Series

6. Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC. CRMC receives fees from the underlying funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Miscellaneous fee reimbursements — CRMC has agreed to reimburse a portion of miscellaneous fees and expenses of College 2036 Fund during its startup period. At its discretion the adviser may elect to extend, modify or terminate the reimbursements. Fees and expenses in College 2036 Fund’s statement of operations are presented gross of any reimbursement from CRMC. The amounts reimbursed by CRMC are reflected as miscellaneous fee reimbursements.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The series has plans of distribution for all share classes of each fund. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.50% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. Each share class may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class 529-A	0.30%	0.50%
Class 529-C	1.00	1.00
Class 529-E	0.50	0.75
Classes 529-T and 529-F-1	0.25	0.50

For Class 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This share class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit is not exceeded. As of April 30, 2019, unreimbursed expenses subject to reimbursement for the funds’ Class 529-A shares were as follows (dollars in thousands):

Fund	Class 529-A
College 2036 Fund	$19,320
College 2033 Fund	—
College 2030 Fund	—
College 2027 Fund	—
College 2024 Fund	—
College 2021 Fund	—
College Enrollment Fund	—

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

American Funds College Target Date Series	25

Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to the series. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in depth information on the series and market developments that impact underlying fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each underlying fund the ability to charge an administrative services fee at the annual rate of 0.05% of the daily net assets for Class R-6 shares. Currently CRMC receives administrative services fees at the annual rate of 0.05% of daily net assets from the Class R-6 shares of the underlying funds for administrative services provided to the series. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables. The board of directors or trustees of each underlying fund authorized effective July 1, 2019, an administrative services fee at the annual rate of 0.03% of the daily net assets of the Class R-6 shares of each underlying fund (which could increase as noted above) for its provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica, a tax-advantaged savings program for individuals with disabilities. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the combined net assets invested in the Class 529 and ABLE shares of the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. Virginia529 is not considered a related party to the fund.

Class-specific expenses under the agreements described in this section for the six months ended April 30, 2019, were as follows (dollars in thousands):

College 2036 Fund

	Distribution	Transfer agent		529plan
Share class	services	services		services
Class 529-A	$181	$64		$40
Class 529-C	43	4		3
Class 529-E	8	1		1
Class 529-T	—	—	*	—	*
Class 529-F-1	—	6		4
Total class-specific expenses	$232	$75		$48

College 2033 Fund
	Distribution	Transfer agent		529plan
Share class	services	services		services
Class 529-A	$929	$433		$240
Class 529-C	387	41		26
Class 529-E	60	9		8
Class 529-T	—	—	*	—	*
Class 529-F-1	—	38		23
Total class-specific expenses	$1,376	$521		$297

College 2030 Fund
	Distribution	Transfer agent		529plan
Share class	services	services		services
Class 529-A	$1,499	$730		$400
Class 529-C	950	103		63
Class 529-E	109	17		15
Class 529-T	—	—	*	—	*
Class 529-F-1	—	63		38
Total class-specific expenses	$2,558	$913		$516

College 2027 Fund
	Distribution	Transfer agent		529plan
Share class	services	services		services
Class 529-A	$1,283	$627		$344
Class 529-C	903	98		60
Class 529-E	92	14		12
Class 529-T	—	—	*	—	*
Class 529-F-1	—	68		40
Total class-specific expenses	$2,278	$807		$456

College 2024 Fund
	Distribution	Transfer agent		529plan
Share class	services	services		services
Class 529-A	$1,500	$750		$410
Class 529-C	1,267	137		84
Class 529-E	143	22		19
Class 529-T	—	—	*	—	*
Class 529-F-1	—	81		48
Total class-specific expenses	$2,910	$990		$561

College 2021 Fund
	Distribution	Transfer agent		529plan
Share class	services	services		services
Class 529-A	$1,433	$726		$396
Class 529-C	1,602	174		107
Class 529-E	163	26		21
Class 529-T	—	—	*	—	*
Class 529-F-1	—	88		52
Total class-specific expenses	$3,198	$1,014		$576

26	American Funds College Target Date Series

College Enrollment Fund

	Distribution	Transfer agent		529plan
Share class	services	services		services
Class 529-A	$796	$489		$259
Class 529-C	1,164	130		77
Class 529-E	111	19		15
Class 529-T	—	—	*	—	*
Class 529-F-1	—	72		41
Total class-specific expenses	$2,071	$710		$392

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in shares of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Trustees’ compensation, shown on the accompanying financial statements, reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows:

			Increase in value of		Total trustees’
	Current fees		deferred amounts		compensation
College 2036 Fund	$—	*	$—	*	$—	*
College 2033 Fund	1		—	*	1
College 2030 Fund	3		—	*	3
College 2027 Fund	2		—	*	2
College 2024 Fund	3		—	*	3
College 2021 Fund	3		—	*	3
College Enrollment Fund	2		—	*	2

*	Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any of the funds in the series.

7. Investment transactions

The funds made purchases and sales of investment securities during the six months ended April 30, 2019, as follows (dollars in thousands):

	Purchases	Sales
College 2036 Fund	$117,306	$—
College 2033 Fund	181,203	—
College 2030 Fund	195,036	—
College 2027 Fund	163,586	12
College 2024 Fund	206,700	307
College 2021 Fund	250,890	89,556
College Enrollment Fund	32,872	108,106

American Funds College Target Date Series	27

8. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

College 2036 Fund

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount		Shares

Six months ended April 30, 2019

Class 529-A	$96,678	9,865	$1,120		123		$(4,162)	(420)	$93,636		9,568
Class 529-C	6,280	642	57		6		(952)	(96)	5,385		552
Class 529-E	2,349	239	28		3		(138)	(14)	2,239		228
Class 529-T	—	—	—	[2]	—	[2]	—	—	—	[2]	—	[2]
Class 529-F-1	11,601	1,188	144		16		(451)	(46)	11,294		1,158
Total net increase (decrease)	$116,908	11,934	$1,349		148		$(5,703)	(576)	$112,554		11,506

Period ended October 31, 2018[3]

Class 529-A	$80,838	7,885	$—		—		$(3,681)	(358)	$77,157		7,527
Class 529-C	6,804	666	—		—		(638)	(63)	6,166		603
Class 529-E	2,456	239	—		—		(80)	(8)	2,376		231
Class 529-T	10	1	—		—		—	—	10		1
Class 529-F-1	7,739	760	—		—		(51)	(5)	7,688		755
Total net increase (decrease)	$97,847	9,551	$—		—		$(4,450)	(434)	$93,397		9,117

College 2033 Fund

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount		Shares

Six months ended April 30, 2019

Class 529-A	$140,282	12,540	$28,097		2,694		$(19,972)	(1,778)	$148,407		13,456
Class 529-C	11,327	1,022	2,547		246		(4,765)	(430)	9,109		838
Class 529-E	5,268	474	881		85		(1,224)	(109)	4,925		450
Class 529-T	—	—	—	[2]	—	[2]	—	—	—	[2]	—	[2]
Class 529-F-1	15,384	1,375	2,813		269		(2,678)	(238)	15,519		1,406
Total net increase (decrease)	$172,261	15,411	$34,338		3,294		$(28,639)	(2,555)	$177,960		16,150

Year ended October 31, 2018

Class 529-A	$284,331	24,004	$10,369		890		$(43,633)	(3,700)	$251,067		21,194
Class 529-C	27,314	2,324	905		79		(10,612)	(904)	17,607		1,499
Class 529-E	10,009	851	295		25		(1,541)	(131)	8,763		745
Class 529-T	—	—	—	[2]	—	[2]	—	—	—	[2]	—	[2]
Class 529-F-1	31,820	2,693	838		71		(3,244)	(272)	29,414		2,492
Total net increase (decrease)	$353,474	29,872	$12,407		1,065		$(59,030)	(5,007)	$306,851		25,930

28	American Funds College Target Date Series

College 2030 Fund

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount		Shares

Six months ended April 30, 2019

Class 529-A	$154,362	11,863	$69,378		5,701		$(34,632)	(2,656)	$189,108		14,908
Class 529-C	17,463	1,360	9,873		821		(10,796)	(838)	16,540		1,343
Class 529-E	5,839	451	2,439		201		(1,499)	(115)	6,779		537
Class 529-T	—	—	1		—	[2]	—	—	1		—	[2]
Class 529-F-1	21,608	1,654	6,690		548		(3,673)	(281)	24,625		1,921
Total net increase (decrease)	$199,272	15,328	$88,381		7,271		$(50,600)	(3,890)	$237,053		18,709

Year ended October 31, 2018

Class 529-A	$292,185	21,211	$35,625		2,625		$(83,819)	(6,104)	$243,991		17,732
Class 529-C	37,774	2,782	5,197		388		(24,873)	(1,829)	18,098		1,341
Class 529-E	11,236	819	1,206		90		(2,739)	(200)	9,703		709
Class 529-T	—	—	—	[2]	—	[2]	—	—	—	[2]	—	[2]
Class 529-F-1	37,939	2,763	2,941		216		(6,381)	(462)	34,499		2,517
Total net increase (decrease)	$379,134	27,575	$44,969		3,319		$(117,812)	(8,595)	$306,291		22,299

College 2027 Fund

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount		Shares

Six months ended April 30, 2019

Class 529-A	$142,299	11,588	$45,332		3,885		$(32,857)	(2,667)	$154,774		12,806
Class 529-C	18,080	1,491	6,872		595		(13,469)	(1,108)	11,483		978
Class 529-E	5,445	446	1,578		136		(1,518)	(124)	5,505		458
Class 529-T	—	—	—	[2]	—	[2]	—	—	—	[2]	—	[2]
Class 529-F-1	21,142	1,711	5,586		477		(4,805)	(388)	21,923		1,800
Total net increase (decrease)	$186,966	15,236	$59,368		5,093		$(52,649)	(4,287)	$193,685		16,042

Year ended October 31, 2018

Class 529-A	$277,614	21,836	$30,959		2,455		$(81,145)	(6,395)	$227,428		17,896
Class 529-C	42,381	3,381	5,085		408		(31,085)	(2,467)	16,381		1,322
Class 529-E	10,617	841	1,034		82		(3,328)	(264)	8,323		659
Class 529-T	—	—	—	[2]	—	[2]	—	—	—	[2]	—	[2]
Class 529-F-1	42,862	3,369	3,220		254		(5,398)	(423)	40,684		3,200
Total net increase (decrease)	$373,474	29,427	$40,298		3,199		$(120,956)	(9,549)	$292,816		23,077

See end of tables for footnotes.

American Funds College Target Date Series	29

College 2024 Fund

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount		Shares

Six months ended April 30, 2019

Class 529-A	$172,009	14,661	$40,961		3,622		$(45,566)	(3,883)	$167,404		14,400
Class 529-C	39,211	3,383	6,910		617		(22,882)	(1,973)	23,239		2,027
Class 529-E	8,626	740	1,787		158		(2,447)	(209)	7,966		689
Class 529-T	—	—	—	[2]	—	[2]	—	—	—	[2]	—	[2]
Class 529-F-1	23,107	1,962	5,079		448		(6,187)	(524)	21,999		1,886
Total net increase (decrease)	$242,953	20,746	$54,737		4,845		$(77,082)	(6,589)	$220,608		19,002

Year ended October 31, 2018

Class 529-A	$344,266	28,878	$25,864		2,175		$(109,661)	(9,218)	$260,469		21,835
Class 529-C	74,276	6,319	4,008		340		(64,262)	(5,427)	14,022		1,232
Class 529-E	17,180	1,448	1,099		93		(6,747)	(569)	11,532		972
Class 529-T	—	—	—	[2]	—	[2]	—	—	—	[2]	—	[2]
Class 529-F-1	52,471	4,398	2,717		228		(9,894)	(830)	45,294		3,796
Total net increase (decrease)	$488,193	41,043	$33,688		2,836		$(190,564)	(16,044)	$331,317		27,835

College 2021 Fund

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount		Shares

Six months ended April 30, 2019

Class 529-A	$161,554	14,675	$28,502		2,646		$(60,090)	(5,464)	$129,966		11,857
Class 529-C	45,980	4,225	5,612		526		(31,894)	(2,932)	19,698		1,819
Class 529-E	9,278	846	1,451		136		(4,134)	(377)	6,595		605
Class 529-T	—	—	—	[2]	—	[2]	—	—	—	[2]	—	[2]
Class 529-F-1	22,501	2,038	4,104		380		(8,468)	(767)	18,137		1,651
Total net increase (decrease)	$239,313	21,784	$39,669		3,688		$(104,586)	(9,540)	$174,396		15,932

Year ended October 31, 2018

Class 529-A	$351,974	31,690	$22,509		2,028		$(157,194)	(14,206)	$217,289		19,512
Class 529-C	99,153	9,061	3,973		361		(103,526)	(9,375)	(400)		47
Class 529-E	18,920	1,715	1,093		99		(7,823)	(711)	12,190		1,103
Class 529-T	—	—	—	[2]	—	[2]	—	—	—	[2]	—	[2]
Class 529-F-1	55,410	4,996	2,743		246		(16,917)	(1,526)	41,236		3,716
Total net increase (decrease)	$525,457	47,462	$30,318		2,734		$(285,460)	(25,818)	$270,315		24,378

30	American Funds College Target Date Series

College Enrollment Fund

	Sales[1]		Issued in connection with the merger of College 2018 Fund		Reinvestments of distributions				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2019

Class 529-A	$88,467	9,058			$11,080		1,147		$(134,100)	(13,761)	$(34,553)	(3,556)
Class 529-C	23,847	2,450			1,817		188		(52,736)	(5,427)	(27,072)	(2,789)
Class 529-E	4,051	415			567		59		(9,250)	(951)	(4,632)	(477)
Class 529-T	—	—			—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	16,496	1,684			2,014		208		(22,271)	(2,279)	(3,761)	(387)
Total net increase (decrease)	$132,861	13,607			$15,478		1,602		$(218,357)	(22,418)	$(70,018)	(7,209)

Year ended October 31, 2018

Class 529-A	$153,178	13,757	$686,968	71,188	$3,154		323		$(217,496)	(22,371)	$625,804	62,897
Class 529-C	48,502	4,224	226,074	23,452	115		12		(109,505)	(11,281)	165,186	16,407
Class 529-E	8,388	732	42,348	4,397	182		19		(17,393)	(1,794)	33,525	3,354
Class 529-T	—	—	10	1	—	[2]	—	[2]	(10)	(1)	— [2]	— [2]
Class 529-F-1	29,683	2,759	91,854	9,489	672		69		(33,992)	(3,485)	88,217	8,832
Total net increase (decrease)	$239,751	21,472	$1,047,254	108,527	$4,123		423		$(378,396)	(38,932)	$912,732	91,490

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	For the period February 9, 2018, commencement of operations, through October 31, 2018.

American Funds College Target Date Series	31

Financial highlights

College 2036 Fund

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class 529-A:
4/30/2019[6,7]	$9.71	$.09	$.76	$.85	$(.09)	$(.02)	$(.11)	$10.45	8.93%[8]	$179		.55%[9]		.53%[9]		.92%[9]		1.74%[9]
10/31/2018[6,10]	10.00	.09	(.38)	(.29)	—	—	—	9.71	(2.90)[8]	73		.56	[9]	.50	[9]	.89	[9]	1.27	[9]
Class 529-C:
4/30/2019[6,7]	9.67	.05	.77	.82	(.06)	(.02)	(.08)	10.41	8.60 [8]	12		1.24	[9]	1.22	[9]	1.61	[9]	1.04	[9]
10/31/2018[6,10]	10.00	.05	(.38)	(.33)	—	—	—	9.67	(3.30)[8]	6		1.25	[9]	1.19	[9]	1.58	[9]	.66	[9]
Class 529-E:
4/30/2019[6,7]	9.70	.08	.77	.85	(.08)	(.02)	(.10)	10.45	8.90 [8]	5		.71	[9]	.69	[9]	1.08	[9]	1.59	[9]
10/31/2018[6,10]	10.00	.09	(.39)	(.30)	—	—	—	9.70	(3.00)[8]	2		.86	[9]	.68	[9]	1.07	[9]	1.23	[9]
Class 529-T:
4/30/2019[6,7]	9.72	.10	.78	.88	(.09)	(.02)	(.11)	10.49	9.17 [8,11]	—	[12]	.31	[9,11]	.30	[9,11]	.69	[9,11]	2.12	[9,11]
10/31/2018[6,10]	10.00	.11	(.39)	(.28)	—	—	—	9.72	(2.80)[8,11]	—	[12]	.71	[9,11]	.31	[9,11]	.70	[9,11]	1.49	[9,11]
Class 529-F-1:
4/30/2019[6,7]	9.73	.10	.78	.88	(.11)	(.02)	(.13)	10.48	9.17 [8]	20		.24	[9]	.22	[9]	.61	[9]	2.03	[9]
10/31/2018[6,10]	10.00	.12	(.39)	(.27)	—	—	—	9.73	(2.70)[8]	8		.26	[9]	.19	[9]	.58	[9]	1.55	[9]

32	American Funds College Target Date Series

College 2033 Fund

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class 529-A:
4/30/2019[6,7]	$11.33	$.11	$.77	$.88	$(.17)	$(.29)	$(.46)	$11.75	8.28%[8]	$837		.47%[9]		.47%[9]		.85%[9]		1.91%[9]
10/31/2018	11.67	.18	(.27)	(.09)	(.13)	(.12)	(.25)	11.33	(.78)	655		.43		.43		.81		1.49
10/31/2017	10.10	.17	1.63	1.80	(.14)	(.09)	(.23)	11.67	18.15	428		.34		.34		.73		1.53
10/31/2016	9.89	.15	.16	.31	(.10)	—	(.10)	10.10	3.13	166		.41		.39		.79		1.54
10/31/2015[6,13]	10.00	.08	(.19)	(.11)	—	—	—	9.89	(1.10)[8]	40		.62	[9]	.48	[9]	.89	[9]	1.33	[9]
Class 529-C:
4/30/2019[6,7]	11.18	.07	.77	.84	(.09)	(.29)	(.38)	11.64	7.91 [8]	86		1.20	[9]	1.20	[9]	1.58	[9]	1.19	[9]
10/31/2018	11.53	.09	(.27)	(.18)	(.05)	(.12)	(.17)	11.18	(1.58)	73		1.20		1.20		1.58		.72
10/31/2017	10.00	.07	1.63	1.70	(.08)	(.09)	(.17)	11.53	17.23	58		1.20		1.20		1.59		.70
10/31/2016	9.85	.07	.15	.22	(.07)	—	(.07)	10.00	2.21	29		1.24		1.22		1.62		.72
10/31/2015[6,13]	10.00	.04	(.19)	(.15)	—	—	—	9.85	(1.50)[8]	9		1.36	[9]	1.21	[9]	1.62	[9]	.66	[9]
Class 529-E:
4/30/2019[6,7]	11.28	.09	.77	.86	(.15)	(.29)	(.44)	11.70	8.10 [8]	27		.67	[9]	.67	[9]	1.05	[9]	1.70	[9]
10/31/2018	11.62	.15	(.26)	(.11)	(.11)	(.12)	(.23)	11.28	(1.01)	21		.67		.67		1.05		1.26
10/31/2017	10.06	.13	1.64	1.77	(.12)	(.09)	(.21)	11.62	17.87	13		.67		.67		1.06		1.19
10/31/2016	9.88	.13	.14	.27	(.09)	—	(.09)	10.06	2.78	5		.71		.69		1.09		1.29
10/31/2015[6,13]	10.00	.06	(.18)	(.12)	—	—	—	9.88	(1.20)[8]	1		.80	[9]	.68	[9]	1.09	[9]	.95	[9]
Class 529-T:
4/30/2019[6,7]	11.35	.12	.77	.89	(.19)	(.29)	(.48)	11.76	8.33 [8,11]	—	[12]	.26	[9,11]	.26	[9,11]	.64	[9,11]	2.14	[9,11]
10/31/2018	11.67	.20	(.26)	(.06)	(.14)	(.12)	(.26)	11.35	(.52)[11]	—	[12]	.25	[11]	.25	[11]	.63	[11]	1.68	[11]
10/31/2017[6,14]	10.61	.08	.98	1.06	—	—	—	11.67	9.99 [8,11]	—	[12]	.23	[9,11]	.23	[9,11]	.62	[9,11]	1.34	[9,11]
Class 529-F-1:
4/30/2019[6,7]	11.38	.12	.78	.90	(.20)	(.29)	(.49)	11.79	8.44 [8]	80		.21	[9]	.21	[9]	.59	[9]	2.17	[9]
10/31/2018	11.71	.20	(.26)	(.06)	(.15)	(.12)	(.27)	11.38	(.59)	61		.20		.20		.58		1.72
10/31/2017	10.12	.18	1.65	1.83	(.15)	(.09)	(.24)	11.71	18.42	33		.20		.20		.59		1.67
10/31/2016	9.91	.17	.14	.31	(.10)	—	(.10)	10.12	3.21	13		.24		.22		.62		1.77
10/31/2015[6,13]	10.00	.09	(.18)	(.09)	—	—	—	9.91	(.90)[8]	4		.38	[9]	.22	[9]	.63	[9]	1.55	[9]

See end of tables for footnotes.

American Funds College Target Date Series	33

Financial highlights (continued)

College 2030 Fund

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class 529-A:
4/30/2019[6,7]	$13.32	$.13	$.78	$.91	$(.22)	$(.57)	$(.79)	$13.44	7.46%[8]		$1,343		.45%[9]		.45%[9]		.80%[9]		1.99%[9]
10/31/2018	13.83	.23	(.23)	— [15]	(.18)	(.33)	(.51)	13.32	(.07)		1,133		.43		.43		.79		1.65
10/31/2017	12.63	.20	1.52	1.72	(.20)	(.32)	(.52)	13.83	14.16		931		.41		.41		.78		1.55
10/31/2016	12.70	.19	.22	.41	(.18)	(.30)	(.48)	12.63	3.42		643		.42		.41		.79		1.57
10/31/2015	12.94	.20	(.12)	.08	(.17)	(.15)	(.32)	12.70	.68		454		.50		.40		.79		1.55
10/31/2014	11.96	.19	.94	1.13	(.14)	(.01)	(.15)	12.94	9.47		274		.49		.39		.79		1.54
Class 529-C:
4/30/2019[6,7]	13.09	.08	.77	.85	(.12)	(.57)	(.69)	13.25	7.03	[8]	205		1.19	[9]	1.19	[9]	1.54	[9]	1.25	[9]
10/31/2018	13.60	.12	(.22)	(.10)	(.08)	(.33)	(.41)	13.09	(.82)		185		1.19		1.19		1.55		.87
10/31/2017	12.44	.10	1.49	1.59	(.11)	(.32)	(.43)	13.60	13.23		174		1.20		1.20		1.57		.77
10/31/2016	12.53	.09	.22	.31	(.10)	(.30)	(.40)	12.44	2.56		132		1.23		1.22		1.60		.77
10/31/2015	12.79	.09	(.10)	(.01)	(.10)	(.15)	(.25)	12.53	(.08)		97		1.32		1.22		1.61		.71
10/31/2014	11.87	.09	.92	1.01	(.08)	(.01)	(.09)	12.79	8.51		56		1.34		1.24		1.64		.70
Class 529-E:
4/30/2019[6,7]	13.23	.11	.78	.89	(.19)	(.57)	(.76)	13.36	7.35	[8]	49		.66	[9]	.66	[9]	1.01	[9]	1.78	[9]
10/31/2018	13.75	.19	(.23)	(.04)	(.15)	(.33)	(.48)	13.23	(.35)		41		.66		.66		1.02		1.41
10/31/2017	12.56	.17	1.51	1.68	(.17)	(.32)	(.49)	13.75	13.89		33		.66		.66		1.03		1.30
10/31/2016	12.64	.16	.22	.38	(.16)	(.30)	(.46)	12.56	3.13		22		.70		.68		1.06		1.29
10/31/2015	12.89	.16	(.12)	.04	(.14)	(.15)	(.29)	12.64	.36		15		.79		.69		1.08		1.25
10/31/2014	11.93	.15	.94	1.09	(.12)	(.01)	(.13)	12.89	9.16		9		.81		.71		1.11		1.23
Class 529-T:
4/30/2019[6,7]	13.33	.14	.79	.93	(.24)	(.57)	(.81)	13.45	7.63	[8,11]	—	[12]	.25	[9,11]	.25	[9,11]	.60	[9,11]	2.20	[9,11]
10/31/2018	13.85	.25	(.23)	.02	(.21)	(.33)	(.54)	13.33	.05	[11]	—	[12]	.24	[11]	.24	[11]	.60	[11]	1.82	[11]
10/31/2017[6,14]	12.82	.11	.92	1.03	—	—	—	13.85	8.03	[8,11]	—	[12]	.23	[9,11]	.23	[9,11]	.60	[9,11]	1.48	[9,11]
Class 529-F-1:
4/30/2019[6,7]	13.38	.15	.78	.93	(.25)	(.57)	(.82)	13.49	7.63	[8]	130		.20	[9]	.20	[9]	.55	[9]	2.24	[9]
10/31/2018	13.89	.26	(.23)	.03	(.21)	(.33)	(.54)	13.38	.13		103		.19		.19		.55		1.87
10/31/2017	12.68	.23	1.52	1.75	(.22)	(.32)	(.54)	13.89	14.39		72		.20		.20		.57		1.76
10/31/2016	12.75	.22	.21	.43	(.20)	(.30)	(.50)	12.68	3.55		42		.23		.21		.59		1.76
10/31/2015	12.98	.22	(.11)	.11	(.19)	(.15)	(.34)	12.75	.87		28		.32		.22		.61		1.72
10/31/2014	11.98	.21	.95	1.16	(.15)	(.01)	(.16)	12.98	9.70		17		.34		.24		.64		1.69

34	American Funds College Target Date Series

College 2027 Fund

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class 529-A:
4/30/2019[6,7]	$12.42	$.13	$.62	$.75	$(.23)	$(.33)	$(.56)	$12.61	6.44%[8]		$1,145		.45%[9]		.45%[9]		.76%[9]		2.16%[9]
10/31/2018	12.92	.24	(.24)	—	(.19)	(.31)	(.50)	12.42	(.11)		969		.43		.43		.75		1.91
10/31/2017	12.17	.20	1.06	1.26	(.19)	(.32)	(.51)	12.92	10.76		777		.41		.41		.76		1.65
10/31/2016	12.26	.20	.23	.43	(.19)	(.33)	(.52)	12.17	3.70		537		.44		.42		.78		1.64
10/31/2015	12.54	.20	(.14)	.06	(.17)	(.17)	(.34)	12.26	.53		379		.52		.42		.78		1.65
10/31/2014	11.64	.19	.85	1.04	(.13)	(.01)	(.14)	12.54	8.99		249		.51		.41		.79		1.56
Class 529-C:
4/30/2019[6,7]	12.22	.09	.61	.70	(.14)	(.33)	(.47)	12.45	6.05	[8]	192		1.19	[9]	1.19	[9]	1.50	[9]	1.42	[9]
10/31/2018	12.72	.14	(.24)	(.10)	(.09)	(.31)	(.40)	12.22	(.89)		177		1.19		1.19		1.51		1.14
10/31/2017	11.99	.11	1.05	1.16	(.11)	(.32)	(.43)	12.72	9.97		167		1.19		1.19		1.54		.87
10/31/2016	12.10	.10	.23	.33	(.11)	(.33)	(.44)	11.99	2.86		128		1.23		1.22		1.58		.85
10/31/2015	12.40	.10	(.14)	(.04)	(.09)	(.17)	(.26)	12.10	(.26)		96		1.32		1.22		1.58		.85
10/31/2014	11.55	.09	.84	.93	(.07)	(.01)	(.08)	12.40	8.08		61		1.34		1.24		1.62		.73
Class 529-E:
4/30/2019[6,7]	12.33	.12	.61	.73	(.21)	(.33)	(.54)	12.52	6.27	[8]	41		.66	[9]	.66	[9]	.97	[9]	1.95	[9]
10/31/2018	12.83	.21	(.24)	(.03)	(.16)	(.31)	(.47)	12.33	(.35)		35		.66		.66		.98		1.69
10/31/2017	12.09	.17	1.05	1.22	(.16)	(.32)	(.48)	12.83	10.51		27		.66		.66		1.01		1.40
10/31/2016	12.19	.16	.23	.39	(.16)	(.33)	(.49)	12.09	3.44		20		.70		.68		1.04		1.39
10/31/2015	12.48	.17	(.15)	.02	(.14)	(.17)	(.31)	12.19	.23		14		.79		.69		1.05		1.39
10/31/2014	11.61	.15	.85	1.00	(.12)	(.01)	(.13)	12.48	8.70		9		.81		.71		1.09		1.25
Class 529-T:
4/30/2019[6,7]	12.44	.14	.62	.76	(.25)	(.33)	(.58)	12.62	6.52	[8,11]	—	[12]	.25	[9,11]	.25	[9,11]	.56	[9,11]	2.36	[9,11]
10/31/2018	12.94	.27	(.25)	.02	(.21)	(.31)	(.52)	12.44	.08	[11]	—	[12]	.24	[11]	.24	[11]	.56	[11]	2.09	[11]
10/31/2017[6,14]	12.18	.12	.64	.76	—	—	—	12.94	6.24	[8,11]	—	[12]	.23	[9,11]	.23	[9,11]	.58	[9,11]	1.67	[9,11]
Class 529-F-1:
4/30/2019[6,7]	12.49	.15	.61	.76	(.26)	(.33)	(.59)	12.66	6.51	[8]	137		.20	[9]	.20	[9]	.51	[9]	2.41	[9]
10/31/2018	12.98	.27	(.24)	.03	(.21)	(.31)	(.52)	12.49	.17		112		.19		.19		.51		2.15
10/31/2017	12.22	.23	1.06	1.29	(.21)	(.32)	(.53)	12.98	11.02		75		.20		.20		.55		1.86
10/31/2016	12.31	.22	.23	.45	(.21)	(.33)	(.54)	12.22	3.87		43		.23		.21		.57		1.86
10/31/2015	12.58	.23	(.14)	.09	(.19)	(.17)	(.36)	12.31	.76		28		.32		.22		.58		1.85
10/31/2014	11.66	.21	.85	1.06	(.13)	(.01)	(.14)	12.58	9.20		16		.34		.24		.62		1.73

See end of tables for footnotes.

American Funds College Target Date Series	35

Financial highlights (continued)

College 2024 Fund

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class 529-A:
4/30/2019[6,7]	$11.78	$.14	$.46	$.60	$(.23)	$(.18)	$(.41)	$11.97	5.24%[8]		$1,359		.45%[9]		.45%[9]		.73%[9]		2.32%[9]
10/31/2018	12.09	.23	(.22)	.01	(.19)	(.13)	(.32)	11.78	.02		1,168		.43		.43		.71		1.96
10/31/2017	11.65	.21	.62	.83	(.20)	(.19)	(.39)	12.09	7.36		935		.42		.42		.70		1.75
10/31/2016	11.81	.20	.22	.42	(.20)	(.38)	(.58)	11.65	3.79		681		.44		.43		.73		1.77
10/31/2015	12.11	.21	(.18)	.03	(.17)	(.16)	(.33)	11.81	.25		484		.53		.43		.76		1.76
10/31/2014	11.29	.20	.77	.97	(.14)	(.01)	(.15)	12.11	8.68		325		.53		.43		.79		1.71
Class 529-C:
4/30/2019[6,7]	11.60	.09	.45	.54	(.14)	(.18)	(.32)	11.82	4.83	[8]	273		1.18	[9]	1.18	[9]	1.46	[9]	1.58	[9]
10/31/2018	11.90	.14	(.22)	(.08)	(.09)	(.13)	(.22)	11.60	(.71)		244		1.18		1.18		1.46		1.18
10/31/2017	11.48	.11	.62	.73	(.12)	(.19)	(.31)	11.90	6.56		236		1.19		1.19		1.47		.98
10/31/2016	11.66	.11	.22	.33	(.13)	(.38)	(.51)	11.48	2.94		176		1.23		1.21		1.51		.99
10/31/2015	11.98	.11	(.17)	(.06)	(.10)	(.16)	(.26)	11.66	(.54)		126		1.32		1.22		1.55		.97
10/31/2014	11.20	.10	.77	.87	(.08)	(.01)	(.09)	11.98	7.82		81		1.33		1.23		1.59		.89
Class 529-E:
4/30/2019[6,7]	11.72	.12	.46	.58	(.20)	(.18)	(.38)	11.92	5.14	[8]	63		.66	[9]	.66	[9]	.94	[9]	2.10	[9]
10/31/2018	12.04	.20	(.23)	(.03)	(.16)	(.13)	(.29)	11.72	(.27)		54		.66		.66		.94		1.73
10/31/2017	11.60	.18	.63	.81	(.18)	(.19)	(.37)	12.04	7.17		43		.66		.66		.94		1.50
10/31/2016	11.76	.17	.23	.40	(.18)	(.38)	(.56)	11.60	3.54		32		.70		.68		.98		1.51
10/31/2015	12.07	.18	(.19)	(.01)	(.14)	(.16)	(.30)	11.76	(.08)		22		.79		.69		1.02		1.50
10/31/2014	11.26	.17	.77	.94	(.12)	(.01)	(.13)	12.07	8.40		16		.81		.71		1.07		1.43
Class 529-T:
4/30/2019[6,7]	11.80	.15	.44	.59	(.24)	(.18)	(.42)	11.97	5.24	[8,11]	—	[12]	.25	[9,11]	.25	[9,11]	.53	[9,11]	2.51	[9,11]
10/31/2018	12.11	.25	(.22)	.03	(.21)	(.13)	(.34)	11.80	.22	[11]	—	[12]	.24	[11]	.24	[11]	.52	[11]	2.14	[11]
10/31/2017[6,14]	11.62	.12	.37	.49	—	—	—	12.11	4.22	[8,11]	—	[12]	.23	[9,11]	.23	[9,11]	.51	[9,11]	1.77	[9,11]
Class 529-F-1:
4/30/2019[6,7]	11.84	.15	.46	.61	(.26)	(.18)	(.44)	12.01	5.31	[8]	159		.20	[9]	.20	[9]	.48	[9]	2.57	[9]
10/31/2018	12.14	.26	(.22)	.04	(.21)	(.13)	(.34)	11.84	.30		135		.19		.19		.47		2.19
10/31/2017	11.69	.23	.63	.86	(.22)	(.19)	(.41)	12.14	7.63		92		.19		.19		.47		1.97
10/31/2016	11.85	.23	.21	.44	(.22)	(.38)	(.60)	11.69	3.97		57		.23		.21		.51		1.99
10/31/2015	12.15	.23	(.18)	.05	(.19)	(.16)	(.35)	11.85	.41		36		.32		.22		.55		1.97
10/31/2014	11.31	.22	.78	1.00	(.15)	(.01)	(.16)	12.15	8.96		25		.34		.24		.60		1.89

36	American Funds College Target Date Series

College 2021 Fund

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class 529-A:
4/30/2019[6,7]	$10.99	$.12	$.33	$.45	$(.19)	$(.08)	$(.27)	$11.17	4.19%[8]	$1,294		.44%[9]		.44%[9]		.73%[9]		2.11%[9]
10/31/2018	11.38	.19	(.33)	(.14)	(.15)	(.10)	(.25)	10.99	(1.27)	1,142		.43		.43		.72		1.76
10/31/2017	11.39	.17	.16	.33	(.19)	(.15)	(.34)	11.38	3.07	961		.43		.43		.71		1.52
10/31/2016	11.44	.19	.20	.39	(.20)	(.24)	(.44)	11.39	3.62	745		.45		.44		.72		1.69
10/31/2015	11.61	.21	(.11)	.10	(.19)	(.08)	(.27)	11.44	.87	531		.53		.43		.71		1.80
10/31/2014	10.99	.21	.56	.77	(.15)	— [15]	(.15)	11.61	7.08	370		.53		.43		.73		1.82
Class 529-C:
4/30/2019[6,7]	10.83	.07	.34	.41	(.12)	(.08)	(.20)	11.04	3.77 [8]	340		1.18	[9]	1.18	[9]	1.47	[9]	1.37	[9]
10/31/2018	11.21	.11	(.33)	(.22)	(.06)	(.10)	(.16)	10.83	(2.04)	314		1.18		1.18		1.47		.99
10/31/2017	11.23	.08	.17	.25	(.12)	(.15)	(.27)	11.21	2.33	325		1.19		1.19		1.47		.76
10/31/2016	11.30	.10	.20	.30	(.13)	(.24)	(.37)	11.23	2.81	246		1.22		1.21		1.49		.92
10/31/2015	11.49	.12	(.11)	.01	(.12)	(.08)	(.20)	11.30	.09	167		1.32		1.22		1.50		1.02
10/31/2014	10.90	.11	.57	.68	(.09)	— [15]	(.09)	11.49	6.29	106		1.33		1.23		1.53		1.02
Class 529-E:
4/30/2019[6,7]	10.93	.10	.34	.44	(.17)	(.08)	(.25)	11.12	4.10 [8]	70		.66	[9]	.66	[9]	.95	[9]	1.89	[9]
10/31/2018	11.33	.17	(.34)	(.17)	(.13)	(.10)	(.23)	10.93	(1.56)	63		.66		.66		.95		1.53
10/31/2017	11.34	.14	.17	.31	(.17)	(.15)	(.32)	11.33	2.87	52		.66		.66		.94		1.28
10/31/2016	11.39	.16	.21	.37	(.18)	(.24)	(.42)	11.34	3.41	38		.70		.68		.96		1.45
10/31/2015	11.57	.18	(.12)	.06	(.16)	(.08)	(.24)	11.39	.55	26		.79		.69		.97		1.55
10/31/2014	10.96	.18	.56	.74	(.13)	— [15]	(.13)	11.57	6.83	18		.81		.71		1.01		1.55
Class 529-T:
4/30/2019[6,7]	11.00	.13	.33	.46	(.21)	(.08)	(.29)	11.17	4.27 [8,11]	—	[12]	.24	[9,11]	.24	[9,11]	.53	[9,11]	2.31	[9,11]
10/31/2018	11.40	.21	(.33)	(.12)	(.18)	(.10)	(.28)	11.00	(1.15)[11]	—	[12]	.24	[11]	.24	[11]	.53	[11]	1.94	[11]
10/31/2017[6,14]	11.16	.10	.14	.24	—	—	—	11.40	2.15 [8,11]	—	[12]	.23	[9,11]	.23	[9,11]	.51	[9,11]	1.57	[9,11]
Class 529-F-1:
4/30/2019[6,7]	11.03	.13	.34	.47	(.22)	(.08)	(.30)	11.20	4.34 [8]	169		.20	[9]	.20	[9]	.49	[9]	2.36	[9]
10/31/2018	11.43	.22	(.34)	(.12)	(.18)	(.10)	(.28)	11.03	(1.15)	148		.19		.19		.48		2.00
10/31/2017	11.43	.20	.17	.37	(.22)	(.15)	(.37)	11.43	3.37	111		.20		.20		.48		1.75
10/31/2016	11.47	.22	.21	.43	(.23)	(.24)	(.47)	11.43	3.92	78		.23		.21		.49		1.92
10/31/2015	11.64	.23	(.11)	.12	(.21)	(.08)	(.29)	11.47	1.05	50		.32		.22		.50		2.01
10/31/2014	11.01	.23	.56	.79	(.16)	— [15]	(.16)	11.64	7.32	31		.33		.23		.53		2.00

See end of tables for footnotes.

American Funds College Target Date Series	37

Financial highlights (continued)

College Enrollment Fund

		Income (loss) from investment operations[1]				Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class 529-A:
4/30/2019[6,7]	$9.70	$.09		$.22	$.31	$(.14)	$—	$(.14)	$9.87	3.19%[8]	$798		.41%[9]		.41%[9]		.72%[9]		1.90%[9]
10/31/2018	9.95	.16		(.27)	(.11)	(.12)	(.02)	(.14)	9.70	(1.11)	818		.44		.44		.75		1.61
10/31/2017	10.08	.11		(.08)	.03	(.14)	(.02)	(.16)	9.95	.30	213		.44		.44		.75		1.07
10/31/2016	10.02	.10		.07	.17	(.10)	(.01)	(.11)	10.08	1.72	246		.48		.47		.78		1.00
10/31/2015	9.99	.10		.03	.13	(.09)	(.01)	(.10)	10.02	1.24	246		.57		.47		.78		1.02
10/31/2014	9.91	.07		.08	.15	(.06)	(.01)	(.07)	9.99	1.52	48		.61		.50		.83		.70
Class 529-C:
4/30/2019[6,7]	9.64	.05		.22	.27	(.07)	—	(.07)	9.84	2.85 [8]	230		1.19	[9]	1.19	[9]	1.50	[9]	1.12	[9]
10/31/2018	9.84	.08		(.26)	(.18)	—	(.02)	(.02)	9.64	(1.87)	252		1.18		1.18		1.49		.87
10/31/2017	9.97	.03		(.08)	(.05)	(.06)	(.02)	(.08)	9.84	(.50)	96		1.19		1.19		1.50		.32
10/31/2016	9.94	.03		.06	.09	(.05)	(.01)	(.06)	9.97	.96	117		1.24		1.22		1.53		.25
10/31/2015	9.91	.03		.02	.05	(.01)	(.01)	(.02)	9.94	.48	117		1.32		1.22		1.53		.27
10/31/2014	9.85	—	[15]	.07	.07	— [15]	(.01)	(.01)	9.91	.68	22		1.36		1.25		1.58		(.05)
Class 529-E:
4/30/2019[6,7]	9.66	.08		.23	.31	(.12)	—	(.12)	9.85	3.22 [8]	45		.65	[9]	.65	[9]	.96	[9]	1.66	[9]
10/31/2018	9.92	.13		(.27)	(.14)	(.10)	(.02)	(.12)	9.66	(1.45)	49		.65		.65		.96		1.39
10/31/2017	10.04	.09		(.07)	.02	(.12)	(.02)	(.14)	9.92	.18	17		.64		.64		.95		.87
10/31/2016	9.99	.08		.07	.15	(.09)	(.01)	(.10)	10.04	1.49	18		.71		.69		1.00		.78
10/31/2015	9.96	.08		.03	.11	(.07)	(.01)	(.08)	9.99	1.04	17		.79		.69		1.00		.79
10/31/2014	9.90	.05		.07	.12	(.05)	(.01)	(.06)	9.96	1.17	3		.84		.73		1.06		.48
Class 529-T:
4/30/2019[6,7]	9.70	.10		.22	.32	(.15)	—	(.15)	9.87	3.30 [8,11]	—	[12]	.25	[9,11]	.25	[9,11]	.56	[9,11]	2.07	[9,11]
10/31/2018	9.96	.16		(.25)	(.09)	(.15)	(.02)	(.17)	9.70	(.96)[11]	—	[12]	.25	[11]	.25	[11]	.56	[11]	1.69	[11]
10/31/2017[6,14]	9.88	.07		.01	.08	—	—	—	9.96	.81 [8,11]	—	[12]	.24	[9,11]	.24	[9,11]	.55	[9,11]	1.26	[9,11]
Class 529-F-1:
4/30/2019[6,7]	9.73	.10		.23	.33	(.16)	—	(.16)	9.90	3.40 [8]	126		.20	[9]	.20	[9]	.51	[9]	2.11	[9]
10/31/2018	9.99	.18		(.27)	(.09)	(.15)	(.02)	(.17)	9.73	(.99)	128		.18		.18		.49		1.85
10/31/2017	10.11	.13		(.07)	.06	(.16)	(.02)	(.18)	9.99	.66	43		.20		.20		.51		1.31
10/31/2016	10.05	.13		.06	.19	(.12)	(.01)	(.13)	10.11	1.89	46		.23		.22		.53		1.26
10/31/2015	10.02	.13		.02	.15	(.11)	(.01)	(.12)	10.05	1.47	39		.32		.22		.53		1.25
10/31/2014	9.94	.09		.08	.17	(.08)	(.01)	(.09)	10.02	1.74	9		.36		.25		.58		.94

38	American Funds College Target Date Series

	Six months ended		Year ended October 31
Portfolio turnover rate for all share classes	April 30, 2019[6,7,8]		2018		2017	2016	2015		2014
College 2036 Fund	—%[16]		—%[8,10,16]
College 2033 Fund	—	[16]	—	[16]	—%[16]	—%[16]	—%[8,13,16]
College 2030 Fund	—	[16]	8		6	4	—	[16]	—%[16]
College 2027 Fund	—	[16]	10		11	9	10		—	[16]
College 2024 Fund	—	[16]	6		13	10	20		—	[16]
College 2021 Fund	5		14		7	5	25		—	[16]
College Enrollment Fund	3		4		7	12	15		13

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services and reimbursed a portion of miscellaneous fees and expenses.
[4]	This column does not include expenses of the underlying funds in which each fund invests.
[5]	This column reflects the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See expense example for further information regarding fees and expenses.
[6]	Based on operations for a period that is less than a full year.
[7]	Unaudited.
[8]	Not annualized.
[9]	Annualized.
[10]	For the period February 9, 2018, commencement of operations, through October 31, 2018.
[11]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[12]	Amount less than $1 million.
[13]	For the period March 27, 2015, commencement of investment operations, through October 31, 2015.
[14]	Class 529-T shares began investment operations on April 7, 2017.
[15]	Amount less than $.01.
[16]	Amount is either less than 1% or there is no turnover.

American Funds College Target Date Series	39

Expense example	unaudited

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments (loads), and (2) ongoing costs, including distribution and service (12b-1) fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the funds so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2018, through April 30, 2019).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the funds and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Note:

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

College 2036 Fund

	Beginning account value 11/1/2018	Ending account value 4/30/2019	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$1,089.30	$2.75	.53%	$4.77	.92%
Class 529-A – assumed 5% return	1,000.00	1,022.17	2.66	.53	4.61	.92
Class 529-C – actual return	1,000.00	1,086.00	6.31	1.22	8.33	1.61
Class 529-C – assumed 5% return	1,000.00	1,018.74	6.11	1.22	8.05	1.61
Class 529-E – actual return	1,000.00	1,089.00	3.57	.69	5.59	1.08
Class 529-E – assumed 5% return	1,000.00	1,021.37	3.46	.69	5.41	1.08
Class 529-T – actual return	1,000.00	1,091.66	1.56	.30	3.58	.69
Class 529-T – assumed 5% return	1,000.00	1,023.31	1.51	.30	3.46	.69
Class 529-F-1 – actual return	1,000.00	1,091.68	1.14	.22	3.16	.61
Class 529-F-1 – assumed 5% return	1,000.00	1,023.70	1.10	.22	3.06	.61

40	American Funds College Target Date Series

College 2033 Fund

	Beginning account value 11/1/2018	Ending account value 4/30/2019	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$1,082.81	$2.43	.47%	$4.39	.85%
Class 529-A – assumed 5% return	1,000.00	1,022.46	2.36	.47	4.26	.85
Class 529-C – actual return	1,000.00	1,079.10	6.19	1.20	8.14	1.58
Class 529-C – assumed 5% return	1,000.00	1,018.84	6.01	1.20	7.90	1.58
Class 529-E – actual return	1,000.00	1,081.03	3.46	.67	5.42	1.05
Class 529-E – assumed 5% return	1,000.00	1,021.47	3.36	.67	5.26	1.05
Class 529-T – actual return	1,000.00	1,083.31	1.34	.26	3.31	.64
Class 529-T – assumed 5% return	1,000.00	1,023.51	1.30	.26	3.21	.64
Class 529-F-1 – actual return	1,000.00	1,084.36	1.09	.21	3.05	.59
Class 529-F-1 – assumed 5% return	1,000.00	1,023.75	1.05	.21	2.96	.59

College 2030 Fund

	Beginning account value 11/1/2018	Ending account value 4/30/2019	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$1,074.57	$2.31	.45%	$4.12	.80%
Class 529-A – assumed 5% return	1,000.00	1,022.56	2.26	.45	4.01	.80
Class 529-C – actual return	1,000.00	1,070.34	6.11	1.19	7.91	1.54
Class 529-C – assumed 5% return	1,000.00	1,018.89	5.96	1.19	7.70	1.54
Class 529-E – actual return	1,000.00	1,073.50	3.39	.66	5.19	1.01
Class 529-E – assumed 5% return	1,000.00	1,021.52	3.31	.66	5.06	1.01
Class 529-T – actual return	1,000.00	1,076.30	1.29	.25	3.09	.60
Class 529-T – assumed 5% return	1,000.00	1,023.55	1.25	.25	3.01	.60
Class 529-F-1 – actual return	1,000.00	1,076.27	1.03	.20	2.83	.55
Class 529-F-1 – assumed 5% return	1,000.00	1,023.80	1.00	.20	2.76	.55

College 2027 Fund

	Beginning account value 11/1/2018	Ending account value 4/30/2019	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$1,064.36	$2.30	.45%	$3.89	.76%
Class 529-A – assumed 5% return	1,000.00	1,022.56	2.26	.45	3.81	.76
Class 529-C – actual return	1,000.00	1,060.49	6.08	1.19	7.66	1.50
Class 529-C – assumed 5% return	1,000.00	1,018.89	5.96	1.19	7.50	1.50
Class 529-E – actual return	1,000.00	1,062.72	3.38	.66	4.96	.97
Class 529-E – assumed 5% return	1,000.00	1,021.52	3.31	.66	4.86	.97
Class 529-T – actual return	1,000.00	1,065.20	1.28	.25	2.87	.56
Class 529-T – assumed 5% return	1,000.00	1,023.55	1.25	.25	2.81	.56
Class 529-F-1 – actual return	1,000.00	1,065.10	1.02	.20	2.61	.51
Class 529-F-1 – assumed 5% return	1,000.00	1,023.80	1.00	.20	2.56	.51

See end of tables for footnotes.

American Funds College Target Date Series	41

College 2024 Fund

	Beginning account value 11/1/2018	Ending account value 4/30/2019	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$1,052.44	$2.29	.45%	$3.71	.73%
Class 529-A – assumed 5% return	1,000.00	1,022.56	2.26	.45	3.66	.73
Class 529-C – actual return	1,000.00	1,048.27	5.99	1.18	7.41	1.46
Class 529-C – assumed 5% return	1,000.00	1,018.94	5.91	1.18	7.30	1.46
Class 529-E – actual return	1,000.00	1,051.43	3.36	.66	4.78	.94
Class 529-E – assumed 5% return	1,000.00	1,021.52	3.31	.66	4.71	.94
Class 529-T – actual return	1,000.00	1,052.35	1.27	.25	2.70	.53
Class 529-T – assumed 5% return	1,000.00	1,023.55	1.25	.25	2.66	.53
Class 529-F-1 – actual return	1,000.00	1,053.14	1.02	.20	2.44	.48
Class 529-F-1 – assumed 5% return	1,000.00	1,023.80	1.00	.20	2.41	.48

College 2021 Fund

	Beginning account value 11/1/2018	Ending account value 4/30/2019	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$1,041.89	$2.23	.44%	$3.70	.73%
Class 529-A – assumed 5% return	1,000.00	1,022.61	2.21	.44	3.66	.73
Class 529-C – actual return	1,000.00	1,037.74	5.96	1.18	7.43	1.47
Class 529-C – assumed 5% return	1,000.00	1,018.94	5.91	1.18	7.35	1.47
Class 529-E – actual return	1,000.00	1,040.98	3.34	.66	4.81	.95
Class 529-E – assumed 5% return	1,000.00	1,021.52	3.31	.66	4.76	.95
Class 529-T – actual return	1,000.00	1,042.69	1.22	.24	2.68	.53
Class 529-T – assumed 5% return	1,000.00	1,023.60	1.20	.24	2.66	.53
Class 529-F-1 – actual return	1,000.00	1,043.43	1.01	.20	2.48	.49
Class 529-F-1 – assumed 5% return	1,000.00	1,023.80	1.00	.20	2.46	.49

College Enrollment Fund

	Beginning account value 11/1/2018	Ending account value 4/30/2019	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$1,031.91	$2.07	.41%	$3.63	.72%
Class 529-A – assumed 5% return	1,000.00	1,022.76	2.06	.41	3.61	.72
Class 529-C – actual return	1,000.00	1,028.53	5.99	1.19	7.54	1.50
Class 529-C – assumed 5% return	1,000.00	1,018.89	5.96	1.19	7.50	1.50
Class 529-E – actual return	1,000.00	1,032.16	3.28	.65	4.84	.96
Class 529-E – assumed 5% return	1,000.00	1,021.57	3.26	.65	4.81	.96
Class 529-T – actual return	1,000.00	1,033.00	1.26	.25	2.82	.56
Class 529-T – assumed 5% return	1,000.00	1,023.55	1.25	.25	2.81	.56
Class 529-F-1 – actual return	1,000.00	1,034.05	1.01	.20	2.57	.51
Class 529-F-1 – assumed 5% return	1,000.00	1,023.80	1.00	.20	2.56	.51

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests. The annualized weighted average expense ratio of the underlying funds for the period reflects the net actual expense ratio of each underlying fund for the period, annualized and weighted for the fund’s relative average investment therein during the period.

42	American Funds College Target Date Series

Approval of Investment Advisory and Service Agreement

American Funds College Target Date Series’ board has approved the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) through April 30, 2020. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all of the series’ independent board members. The board and the committee determined in the exercise of their business judgment that each fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management, compliance, trading, portfolio accounting and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the funds under the agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. In that connection, they recognized that each fund, except the College Enrollment Fund, seeks to achieve the following objectives to varying degrees: growth, income and preservation of capital, depending on the proximity to its target date. They noted that the target date is meant to roughly correspond to the year in which the fund beneficiary will start to withdraw funds to meet higher education expenses; that each fund will increasingly emphasize income and preservation of capital by investing a greater portion of its assets in bond, equity-income and balanced funds as it approaches and passes its target date; and that in this way, each fund seeks to achieve an appropriate balance of total return and stability during different time periods. They further noted that the College Enrollment Fund seeks to provide current income, consistent with preservation of capital.

The board and the committee compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as market indexes and fund averages, over various periods ended September 30, 2018. Where no Lipper index exists that corresponds exactly to a fund’s target date, the board and the committee compared each fund’s investment results to a Lipper index considered by the board and the committee in the exercise of their business judgment to be appropriate. This report, including the letter to shareholders and related disclosures, contains certain information about each fund’s investment results.

American Funds College 2036 Fund The board and the committee reviewed the fund’s investment results measured against the investment results of (i) the Lipper Mixed-Asset Target 2040 Funds Average, (ii) the Standard & Poor’s 500 Composite Index and (iii) the Bloomberg Barclays U.S. Aggregate Index. They reviewed the results for the lifetime period. They noted the fund’s relatively short history and that the fund’s investment results were mixed compared to the results of these indexes.

American Funds College Target Date Series	43

American Funds College 2033 Fund The board and the committee reviewed the fund’s investment results measured against the investment results of (i) the Lipper Mixed-Asset Target 2035 Funds Average, (ii) the Standard & Poor’s 500 Composite Index and (iii) the Bloomberg Barclays U.S. Aggregate Index. They reviewed the results for the one-year, three-year and lifetime periods. They noted the fund’s relatively short history and that the fund’s investment results were mixed compared to the results of these indexes.

American Funds College 2030 Fund The board and the committee reviewed the fund’s investment results measured against the investment results of (i) the Lipper Mixed-Asset Target 2030 Funds Average, (ii) the Standard & Poor’s 500 Composite Index and (iii) the Bloomberg Barclays U.S. Aggregate Index. They reviewed the results for the one-year, three-year, five-year and lifetime periods. They noted the fund’s relatively short history and that the fund’s investment results were mixed compared to the results of these indexes.

American Funds College 2027 Fund The board and the committee reviewed the fund’s investment results measured against the investment results of (i) the Lipper Mixed-Asset Target 2030 Funds Average, (ii) the Standard & Poor’s 500 Composite Index and (iii) the Bloomberg Barclays U.S. Aggregate Index. They reviewed the results for the one-year, three-year, five-year and lifetime periods. They noted the fund’s relatively short history and that the fund’s investment results were mixed compared to the results of these indexes.

American Funds College 2024 Fund The board and the committee reviewed the fund’s investment results measured against the investment results of (i) the Lipper Mixed-Asset Target 2025 Funds Average, (ii) the Standard & Poor’s 500 Composite Index and (iii) the Bloomberg Barclays U.S. Aggregate Index. They reviewed the results for the one-year, three-year, five-year and lifetime periods. They noted the fund’s relatively short history and that the fund’s investment results were mixed compared to the results of these indexes.

American Funds College 2021 Fund The board and the committee reviewed the fund’s investment results measured against the investment results of (i) the Lipper Mixed-Asset Target 2025 Funds Average, (ii) the Standard & Poor’s 500 Composite Index and (iii) the Bloomberg Barclays U.S. Aggregate Index. They reviewed the results for the one-year, three-year, five-year and lifetime periods. They noted the fund’s relatively short history and that the fund’s investment results were mixed compared to the results of these indexes.

American Funds College Enrollment Fund The board and the committee reviewed the fund’s investment results measured against the investment results of (i) the Lipper Short-Intermediate Investment Grade Debt Funds Average and (ii) the Bloomberg Barclays U.S. Aggregate 1-5 Years Index. They reviewed the results for the one-year, three-year, five-year and lifetime periods. They noted the fund’s relatively short history and that the fund’s investment results were lower compared to the results of these indexes.

The board and the committee concluded that in view of each fund’s relatively short history, each fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.

44	American Funds College Target Date Series

3. Advisory fees and total expenses

The board and the committee compared the total expense levels of each fund to those of other relevant funds. They observed that each fund’s total expenses were less than the median and average total expenses of those of the other funds included in its Lipper category described above.

The board and the committee also reviewed the fee schedule of the funds (including the fees and total expenses of the underlying American Funds in which the funds invest) compared to those of other relevant funds. The board and the committee noted CRMC’s prior elimination of the entire advisory fee payable by the funds under the agreement. The board and committee also considered the breakpoint discounts in each underlying fund’s advisory fee structure that reduce the level of fees charged by CRMC to the underlying fund as its assets increase. In addition, they reviewed information regarding the effective advisory fees charged to other clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the underlying American Funds and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the underlying funds and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with each fund and the underlying American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the funds’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018 CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of the underlying American Funds and since that time has undertaken to bear the cost of obtaining such research. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by each fund.

American Funds College Target Date Series	45

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They also considered CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

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American Funds College Target Date Series	51

Office of the series

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

52	American Funds College Target Date Series

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus, summary prospectuses and CollegeAmerica Program Description, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc. CollegeAmerica is distributed by AFD. Interests in CollegeAmerica are sold through unaffiliated intermediaries.

“Proxy Voting Guidelines for American Funds College Target Date Series” — which describes how we vote proxies relating to the underlying funds held in the portfolios — is available on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

Visit the American Funds website for more information on the securities held by the underlying funds in the American Funds College Target Date Series’ portfolios.

American Funds College Target Date Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT-EX. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds College Target Date Series, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after June 30, 2019, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The Standard & Poor’s 500 Composite Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2019 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 20 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods.2 Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Portfolio manager experience as of December 31, 2018.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2018. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results, as of December 31, 2018. Fourteen of our 15 American Funds fixed income funds that have been in existence for the three-year period showed a three-year correlation below 0.2. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 70% of the time, based on the 20-year period ended December 31, 2018, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment

Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS COLLEGE TARGET DATE SERIES

By __/s/ Walter R. Burkley____________________
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: June 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Walter R. Burkley_________________
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: June 28, 2019

By ___/s/ Gregory F. Niland __________
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: June 28, 2019